Consolidated Statements of Operations - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Formation and operating costs	$ 127,429	$ 187,428	$ 190,533	$ 389,655	$ 244,568
Loss from operations	(127,429)	(187,428)	(190,533)	(389,655)	(244,568)
Other Income
Interest earned on investments held in trust account	952,787	760,871	760,871	2,818,129	1,729,358
Total other income	952,787	760,871	760,871	2,818,129	1,729,358
Net income	$ 825,358	$ 573,444	$ 570,338	$ 2,428,474	$ 1,484,790
Redeemable Ordinary Shares [Member]
Other Income
Basic weighted average ordinary shares outstanding, non-redeemable ordinary shares	6,900,000	5,885,870	2,506,944	6,900,000	3,819,156
Diluted weighted average ordinary shares outstanding, non-redeemable ordinary shares	6,900,000	5,885,870	2,506,944	6,900,000	3,819,156
Basic net loss per share, non-redeemable ordinary shares	$ 0.12	$ 0.46	$ 1.60	$ 0.37	$ 1.12
Diluted net loss per share, non-redeemable ordinary shares	$ 0.12	$ 0.46	$ 1.60	$ 0.37	$ 1.12
Non Redeemable Ordinary Shares [Member]
Other Income
Basic weighted average ordinary shares outstanding, non-redeemable ordinary shares	2,266,500	2,214,049	2,023,299	2,266,500	2,095,943
Diluted weighted average ordinary shares outstanding, non-redeemable ordinary shares	2,266,500	2,214,049	2,023,299	2,266,500	2,095,943
Basic net loss per share, non-redeemable ordinary shares	$ (0.01)	$ (0.95)	$ (1.70)	$ (0.04)	$ (1.32)
Diluted net loss per share, non-redeemable ordinary shares	$ (0.01)	$ (0.95)	$ (1.70)	$ (0.04)	$ (1.32)